One Financial Way Cincinnati, Ohio 45242

Post Office Box 237 Cincinnati, Ohio 45201-0237 Telephone: 513-794-6100

August 1, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: National Security Variable Account N (1940 Act File No. 811-10619)

       Post-Effective Amendment No. 21 to File No. 333-76350

Ladies and Gentlemen:

Attached hereto is post-effective amendment 21 to File number 333-76350. This post-effective amendment is being filed pursuant to Rule 485(b) of the Securities Act of 1933. The post-effective amendment is being filed to respond to Staff comments and make other non-material changes. The undersigned has reviewed the disclosures in the post-effective amendment and certifies that the post-effective amendment meets all of the requirements for effectiveness of this registration statement under Rule 485(b).

The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante